SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Short Duration Fund

Summary of Prospective Fund Changes

The fund's Board of Trustees has approved certain changes to the fund's investment objective and policies as well as a change in the fund's name to "DWS Ultra–Short Duration Fund." These changes will be implemented beginning on or about April 15, 2011. On such date:

The fund's investment objective will change. Currently, the fund seeks to "maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation." After the changes are implemented, the fund will seek to "provide current income consistent with total return."

The fund will implement a new duration policy. Currently, the fund's portfolio management team normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than three years. After the changes are implemented, the fund's portfolio management team will normally target an average portfolio duration of no longer than one year. Portfolio management will seek to achieve an average portfolio duration of one year or less typically through a combination of investments (such as debt securities with short–term maturities and adjustable rate loans that have a senior right to payment ("Senior Loans") and other floating–rate debt securities, which have an effective duration of zero) and investment techniques (such as using futures contracts and/or interest rate swaps to reduce portfolio duration).

The fund intends to invest a greater percentage of fund assets in below investment grade debt securities (i.e., rated below the fourth highest category, junk bonds). Currently, the fund may invest up to 10% of its total assets in below investment grade securities of US and foreign issuers. After the changes are implemented, the fund will be able to invest up to 50% of its total assets in below investment grade debt securities of US and foreign issuers, including Senior Loans and other floating–rate debt securities.

Existing fund policies limiting the fund's investments in foreign government debt securities to 25% and its investments in bonds of issuers located in countries with new or emerging securities markets to 10% will be eliminated.

To better reflect its new investment strategy, the fund will change its principal benchmark index from the Barclays Capital 1–3 Year Government/Credit Index to the Barclays Capital Corporate 1–Year Duration Index.

The changes to the fund's investment objective and policies will result in changes to the risks associated with an investment in the fund. Investors should consider the risks associated with the revised investment objective and policies.

The ability to invest a greater amount of fund assets in below investment grade debt securities may subject the fund to additional credit risk. Because the issuers of high–yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment–grade debt securities. In some cases, debt securities, particularly high–yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Because the fund's allocation to below investment grade securities may include investments in Senior Loans, the fund will be subject to the risks involved with investing in Senior Loans. Senior Loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange–listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior Loans involve other risks, including credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Prospective Disclosure Changes

The prospectus disclosure changes noted below will be effective on or about April 15, 2011.

The following information replaces similar disclosure in the "INVESTMENT OBJECTIVE" section of the fund's prospectus.

The fund seeks to provide current income consistent with total return.

The following information replaces similar disclosure in the "PRINCIPAL INVESTMENT STRATEGY" section of the fund's prospectus.

Main investments. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in debt securities. Debt securities include securities of US and foreign government agencies and instrumentalities, corporate securities, mortgage–backed and asset backed securities, taxable municipal and tax–exempt municipal bonds, adjustable rate loans that have a senior right to payment ("Senior Loans"), and other floating–rate debt securities.

The fund may invest in investment–grade (rated within the top four credit rating categories) and non–investment grade (rated below the fourth highest category, junk bonds) debt securities of US and foreign issuers, including issuers located in countries with new or emerging securities markets. The fund's investments in non–investment grade debt securities, including non–investment grade Senior Loans and other non–investment grade floating–rate debt securities, will be limited to 50% of its total assets.

The fund may invest in Senior Loans that (i) may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission, or listed on any national exchange; or (ii) are not secured by collateral.

The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event portfolio management determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

Management process. Portfolio management begins with a top–down approach, first focusing on sector allocations, then using relative value analysis to select securities within each sector. Portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

Portfolio management normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than one year. Portfolio management seeks to achieve an average portfolio duration of one year or less typically through a combination of investments (such as debt securities with short–term maturities and Senior Loans and other floating–rate debt securities, which have an effective duration of zero) and investment techniques (such as using futures contracts and/or interest rate swaps to reduce portfolio duration).

The following information replaces or supplements, as the case may be, similar information in the "MAIN RISKS" section of the fund's prospectus.

Credit risk. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high–yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment–grade debt securities. In some cases, debt securities, particularly high–yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

When purchasing Senior Loans, the fund faces the risk that the creditworthiness of the borrower may decline, causing the fund's interest in a loan to decline. In addition, a borrower may not be able to make timely payments on the interest and principal on the debt obligations it has outstanding. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate debt securities that are below investment grade are considered speculative because of the credit risk of the borrowers. Such borrowers may be more likely to default on payments of interest and principal in response to changes in economic conditions or circumstances. The value of Senior Loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange listed securities.

Any non–payment of principal or interest could result in a reduction of income to the fund, a reduction in the value of the fund's interest in the Senior Loan and a reduction in the fund's net asset value. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the borrower's obligation in the event of non–payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The fund may invest in Senior Loans that are not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. In evaluating the creditworthiness of borrowers, the Advisor relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the fund is particularly dependent on the analytical abilities of the Advisor.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market. No active trading market may exist for some Senior Loans and certain Senior Loans may be subject to restrictions on resale. The inability to dispose of Senior Loans in a timely fashion could result in losses to the fund. Because some Senior Loans that the fund invests in have a limited secondary market, liquidity risk is more pronounced for the fund than for funds that invest primarily in equity securities.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. In addition, an increase in demand for floating rate loans may adversely affect the rate of interest payable on loans acquired by the fund, thus reducing fund returns. During periods of limited supply of Senior Loans, the fund's yield may be lower.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the effective maturity of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Senior Loans typically have adjustable interest rates. As a result, it is expected that the value of Senior Loans held by the fund will fluctuate less in response to interest rate changes than will fixed–rate debt securities. This could result in less volatility than would be expected for a fund that invests primarily in fixed–rate debt securities. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund's value. In addition, extreme increases in prevailing interest rates may cause an increase in Senior Loan defaults, which may cause a further decline in the fund's value. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its Senior Loans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 2, 2011
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cik000074767_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Short Duration Fund

Summary of Prospective Fund Changes

The fund's Board of Trustees has approved certain changes to the fund's investment objective and policies as well as a change in the fund's name to "DWS Ultra–Short Duration Fund." These changes will be implemented beginning on or about April 15, 2011. On such date:

The fund's investment objective will change. Currently, the fund seeks to "maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation." After the changes are implemented, the fund will seek to "provide current income consistent with total return."

The fund will implement a new duration policy. Currently, the fund's portfolio management team normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than three years. After the changes are implemented, the fund's portfolio management team will normally target an average portfolio duration of no longer than one year. Portfolio management will seek to achieve an average portfolio duration of one year or less typically through a combination of investments (such as debt securities with short–term maturities and adjustable rate loans that have a senior right to payment ("Senior Loans") and other floating–rate debt securities, which have an effective duration of zero) and investment techniques (such as using futures contracts and/or interest rate swaps to reduce portfolio duration).

The fund intends to invest a greater percentage of fund assets in below investment grade debt securities (i.e., rated below the fourth highest category, junk bonds). Currently, the fund may invest up to 10% of its total assets in below investment grade securities of US and foreign issuers. After the changes are implemented, the fund will be able to invest up to 50% of its total assets in below investment grade debt securities of US and foreign issuers, including Senior Loans and other floating–rate debt securities.

Existing fund policies limiting the fund's investments in foreign government debt securities to 25% and its investments in bonds of issuers located in countries with new or emerging securities markets to 10% will be eliminated.

To better reflect its new investment strategy, the fund will change its principal benchmark index from the Barclays Capital 1–3 Year Government/Credit Index to the Barclays Capital Corporate 1–Year Duration Index.

The changes to the fund's investment objective and policies will result in changes to the risks associated with an investment in the fund. Investors should consider the risks associated with the revised investment objective and policies.

The ability to invest a greater amount of fund assets in below investment grade debt securities may subject the fund to additional credit risk. Because the issuers of high–yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment–grade debt securities. In some cases, debt securities, particularly high–yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Because the fund's allocation to below investment grade securities may include investments in Senior Loans, the fund will be subject to the risks involved with investing in Senior Loans. Senior Loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange–listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior Loans involve other risks, including credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Prospective Disclosure Changes

The prospectus disclosure changes noted below will be effective on or about April 15, 2011.

The following information replaces similar disclosure in the "INVESTMENT OBJECTIVE" section of the fund's prospectus.

The fund seeks to provide current income consistent with total return.

The following information replaces similar disclosure in the "PRINCIPAL INVESTMENT STRATEGY" section of the fund's prospectus.

Main investments. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in debt securities. Debt securities include securities of US and foreign government agencies and instrumentalities, corporate securities, mortgage–backed and asset backed securities, taxable municipal and tax–exempt municipal bonds, adjustable rate loans that have a senior right to payment ("Senior Loans"), and other floating–rate debt securities.

The fund may invest in investment–grade (rated within the top four credit rating categories) and non–investment grade (rated below the fourth highest category, junk bonds) debt securities of US and foreign issuers, including issuers located in countries with new or emerging securities markets. The fund's investments in non–investment grade debt securities, including non–investment grade Senior Loans and other non–investment grade floating–rate debt securities, will be limited to 50% of its total assets.

The fund may invest in Senior Loans that (i) may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission, or listed on any national exchange; or (ii) are not secured by collateral.

The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event portfolio management determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.

Management process. Portfolio management begins with a top–down approach, first focusing on sector allocations, then using relative value analysis to select securities within each sector. Portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

Portfolio management normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than one year. Portfolio management seeks to achieve an average portfolio duration of one year or less typically through a combination of investments (such as debt securities with short–term maturities and Senior Loans and other floating–rate debt securities, which have an effective duration of zero) and investment techniques (such as using futures contracts and/or interest rate swaps to reduce portfolio duration).

The following information replaces or supplements, as the case may be, similar information in the "MAIN RISKS" section of the fund's prospectus.

Credit risk. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high–yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment–grade debt securities. In some cases, debt securities, particularly high–yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

When purchasing Senior Loans, the fund faces the risk that the creditworthiness of the borrower may decline, causing the fund's interest in a loan to decline. In addition, a borrower may not be able to make timely payments on the interest and principal on the debt obligations it has outstanding. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate debt securities that are below investment grade are considered speculative because of the credit risk of the borrowers. Such borrowers may be more likely to default on payments of interest and principal in response to changes in economic conditions or circumstances. The value of Senior Loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange listed securities.

Any non–payment of principal or interest could result in a reduction of income to the fund, a reduction in the value of the fund's interest in the Senior Loan and a reduction in the fund's net asset value. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the borrower's obligation in the event of non–payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The fund may invest in Senior Loans that are not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. In evaluating the creditworthiness of borrowers, the Advisor relies on its own evaluation of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the fund is particularly dependent on the analytical abilities of the Advisor.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market. No active trading market may exist for some Senior Loans and certain Senior Loans may be subject to restrictions on resale. The inability to dispose of Senior Loans in a timely fashion could result in losses to the fund. Because some Senior Loans that the fund invests in have a limited secondary market, liquidity risk is more pronounced for the fund than for funds that invest primarily in equity securities.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. In addition, an increase in demand for floating rate loans may adversely affect the rate of interest payable on loans acquired by the fund, thus reducing fund returns. During periods of limited supply of Senior Loans, the fund's yield may be lower.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the effective maturity of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Senior Loans typically have adjustable interest rates. As a result, it is expected that the value of Senior Loans held by the fund will fluctuate less in response to interest rate changes than will fixed–rate debt securities. This could result in less volatility than would be expected for a fund that invests primarily in fixed–rate debt securities. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund's value. In addition, extreme increases in prevailing interest rates may cause an increase in Senior Loan defaults, which may cause a further decline in the fund's value. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its Senior Loans.